SEGMENTED INFORMATION (Schedule of disaggregation of property, plant and equipment and other long-lived assets by geographic area) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Property, Plant And Equipment	$ 951	$ 1,218	$ 3,750
Other Long-lived Assets		45,022	33,786
Total assets	$ 30,479	80,987	85,479
United States [Member]
Segment Reporting Information [Line Items]
Property, Plant And Equipment		759	117
Other Long-lived Assets		33,332	29,533
Total assets		45,341	31,847
Germany [Member]
Segment Reporting Information [Line Items]
Property, Plant And Equipment		459	0
Other Long-lived Assets		9,969	0
Total assets		19,382	0
Colombia [Member]
Segment Reporting Information [Line Items]
Property, Plant And Equipment		3,592	3,633
Other Long-lived Assets		800	409
Total assets		8,122	12,439
United Kingdom [Member]
Segment Reporting Information [Line Items]
Other Long-lived Assets		191	0
Total assets		559	0
Canada [Member]
Segment Reporting Information [Line Items]
Other Long-lived Assets		730	3,844
Total assets		$ 7,583	$ 41,193